Property, plant, and equipment	9 Months Ended
Sep. 30, 2022
Property, plant, and equipment
Property, plant, and equipment

14.Property, plant, and equipment

The movement of property, plant and equipment for the period ended September 30, 2022, with its corresponding depreciation and impairment, is as follows:

		Pipelines,
	Plant and	networks, and	Work in
	equipment	lines	progress	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2021	57,452,843	55,402,633	10,566,114	9,660,227	4,800,297	3,018,660	140,900,774
Additions/capitalizations (1)	1,634,109	858,368	2,399,373	267,638	3,021	97,396	5,259,905
Abandonment cost update (Note 23)	—	(137,525)	—	—	—	—	(137,525)
Capitalized financial interests (2)	47,256	17,463	57,034	5,580	115	1,602	129,050
Exchange differences capitalized	413	153	499	49	1	14	1,129
Disposals	(472,252)	(175,679)	(10,461)	(39,234)	(30)	(29,227)	(726,883)
(Decrease) increase related to business combination (Note 12)	—	(176,451)	—	37,542	(14,649)	—	(153,558)
Effect of adopting new standards (3)	—	—	18,013	—	—	—	18,013
Foreign currency translation	5,328,047	2,639,349	251,649	408,531	288,802	160,860	9,077,238
Reclassifications/transfers	(3,725,364)	722,699	(794,664)	3,275,900	(4,872)	(35,389)	(561,690)
Balance as of September 30, 2022 (Unaudited)	60,265,052	59,151,010	12,487,557	13,616,233	5,072,685	3,213,916	153,806,453

Accumulated depreciation and impairment losses
Balance as of December 31, 2021	(24,698,837)	(19,665,052)	(1,279,600)	(4,059,253)	(67,611)	(1,053,895)	(50,824,248)
Depreciation expense	(2,048,209)	(1,724,015)	—	(288,150)	—	(118,253)	(4,178,627)
Impairment loss (Note 18)	(1,965)	—	—	(3,551)	—	—	(5,516)
Disposals	456,383	159,015	—	34,151	—	23,999	673,548
Foreign currency translation	(2,015,610)	(989,196)	(1,705)	(126,549)	(6,053)	(87,650)	(3,226,763)
Reclassifications/transfers	1,307,058	(35,315)	7,004	(762,361)	—	(762)	515,624
Balance as of September 30, 2022 (Unaudited)	(27,001,180)	(22,254,563)	(1,274,301)	(5,205,713)	(73,664)	(1,236,561)	(57,045,982)
Balance as of December 31, 2021	32,754,006	35,737,581	9,286,514	5,600,974	4,732,686	1,964,765	90,076,526
Balance as of September 30, 2022 (Unaudited)	33,263,872	36,896,447	11,213,256	8,410,520	4,999,021	1,977,355	96,760,471
(1)	Mainly includes: i) Ecopetrol S.A. projects in courses associated with the Caño Sur, Castilla, Chichimene, Cusiana, and Rubiales fields, ii) Interconexión Eléctrica S.A. E.S.P projects in progress: Caribbean Coast Interconnection, UPME 09-2016 Copey–Cuestecitas, UPME 06-2018 New Substation El Rio 220kV, UPME 07–2017 Sabanalarga – Bolívar 500kV, UPME 04-2019 Transmission Line La Loma - Sogamoso 500kV, Second Circuit Copey - Cuestecitas 500kV project, and Alpha and Beta wind farm connection project new Cuestecitas 500kV substation.
(2)	Financial interest is capitalized based on the weighted average rate of loan costs.
(3)	Corresponds to the effect of adopting the IAS 16 amendment in Hocol S.A.